   SCHWAB

   INSTITUTIONAL ADVANTAGE
   MONEY FUND(R)

   RETIREMENT MONEY FUND(R)


   December 31, 2001

   Annual Report


                                                      [CHARLES SCHWAB LOGO]

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

The events of September 11, 2001 will weigh on our minds for years to come. Amid the nation's uncertainties, a few things remain clear. We must continue to reach out and help the distressed, offer support, and take steps to rebuild and create the best possible future for generations to come.

It's also clear that America remains strong, as do its institutions. While the nation's financial system has been deeply affected, the system's foundation is strong.

The message for investors remains consistent: the basic rules of investing still apply. Just as in the past, a long-term strategy and a diversified portfolio are still the most important factors in pursuing your financial goals.

By investing in SchwabFunds(R), you have already taken an important step in building a portfolio that can help you achieve your financial goals. Thank you for the trust you've placed in SchwabFunds.


Sincerely,

/s/ Charles Schwab
------------------
Charles Schwab


SCHWAB
Institutional Advantage
Money Fund(R)

Retirement Money Fund(R)


ANNUAL REPORT
January 1, 2001 - December 31, 2001

     1   Market Overview

     5   Schwab Institutional Advantage Money Fund

    16   Schwab Retirement Money Fund

    27   Financial Notes

    31   Fund Trustees

    ---------------------------------------------------------------------------

    34   GLOSSARY


-------------------------------------------------------------------------------
Subject to SEC approval, all SchwabFunds may soon be able to borrow from, and lend to, each other. This should allow the SchwabFunds to lower borrowing costs and earn more interest than they otherwise would.
-------------------------------------------------------------------------------

MARKET OVERVIEW

ECONOMY FLAGS, EVEN BEFORE 9/11; FED CUTS INTEREST RATES 11 TIMES.

[PHOTO OF MAN AND WOMAN]

After ten years of nearly nonstop growth, the U.S. economy fell into a recession in 2001. Although Gross Domestic Product (GDP) remained positive until the third quarter, the National Bureau of Economic Research, a widely recognized independent panel, later determined that the recession had begun as early as March.

Stocks, which were already well below their all-time highs as the year began, continued to flounder, and, for the most part, ended 2001 down significantly.

Responding to economic and market weakness, the Federal Reserve Board (the Fed) lowered interest rates aggressively throughout the year, reducing the benchmark Fed Funds Rate from 6.50% to 1.75%. Because the main effects of a rate cut typically are not felt until about six months later, it is not yet clear how much stimulus the most recent cuts will provide. In the meantime, the economy has had to contend not only with a recession but also with the costs and uncertainty resulting from the tragic events of September 11.


ASSET CLASS PERFORMANCE COMPARISON  % RETURNS DURING THE REPORTING PERIOD

This graph compares the performance of various asset classes during the reporting period.

[LINE GRAPH]

               Lehman Aggregate       MSCI EAFE            Russell          S&P            3-Mo
               Bond Index              Index             2000 Index       500 Index        T-Bills
29-Dec-00               0                 0                  0                  0               0
 5-Jan-01            1.37              0.21              -4.21              -1.66            0.25
12-Jan-01            0.36              -1.5               0.49              -0.15             0.3
19-Jan-01            0.96             -0.67               0.99               1.69             0.4
26-Jan-01            0.88             -1.19               3.19               2.63            0.51
 2-Feb-01            1.62             -0.95                3.7               2.29            0.61
 9-Feb-01            1.73             -3.91               2.91              -0.34             0.7
16-Feb-01            1.46              -5.2                5.4              -1.35             0.8
23-Feb-01            1.62             -8.29              -1.09              -5.57            0.91
 2-Mar-01            2.32             -8.06              -1.19              -6.33               1
 9-Mar-01             2.6             -7.26              -1.83              -6.39            1.12
16-Mar-01            3.32            -14.35               -8.4             -12.68            1.23
23-Mar-01            3.34            -15.21              -8.07             -13.49            1.33
30-Mar-01            3.03            -13.52               -6.5             -11.85            1.43
 6-Apr-01            3.41            -12.23              -9.77             -14.27            1.58
13-Apr-01            2.52            -10.58              -5.52             -10.09            1.63
20-Apr-01            2.51             -8.48              -3.08              -5.57            1.76
27-Apr-01            2.51             -7.89               0.54              -4.81            1.82
 4-May-01            3.44             -6.91               2.43              -3.72             1.9
11-May-01            2.29             -8.18               1.32              -5.31            1.96
18-May-01            2.92             -7.92               5.28              -1.78            2.06
25-May-01            2.64             -8.85               5.79              -2.85            2.12
 1-Jun-01            3.42            -11.26               4.38              -4.01            2.18
 8-Jun-01            3.56            -10.98               6.47              -3.68            2.25
15-Jun-01            4.14            -13.73               3.07              -7.54            2.35
22-Jun-01            4.72            -14.38               1.74              -6.69            2.42
29-Jun-01            3.61            -14.63               6.86               -6.7            2.47
 6-Jul-01            3.93            -17.72               0.58              -9.28            2.53
13-Jul-01            4.49            -17.21               2.09              -7.36            2.59
20-Jul-01            5.27            -17.47                1.7              -7.74            2.67
27-Jul-01            5.58            -17.64               1.12              -8.12            2.73
 3-Aug-01            5.44            -15.18               1.58              -7.39            2.79
10-Aug-01            6.11            -17.18              -0.81              -9.23            2.87
17-Aug-01             6.6             -16.7              -0.75             -11.38            2.94
24-Aug-01            6.53            -15.66               0.34              -9.63            2.99
31-Aug-01            7.13            -18.37              -2.19              -13.4            3.05
 7-Sep-01            7.28            -22.53              -7.05             -17.05            3.14
14-Sep-01            8.04            -27.41              -7.94             -16.54            3.16
21-Sep-01            7.71             -32.5             -20.84             -26.22            3.44
28-Sep-01            8.38             -26.7             -15.36              -20.4            3.48
 5-Oct-01            8.97            -24.51             -13.22             -18.07            3.55
12-Oct-01            8.53            -23.52             -10.36             -16.52            3.58
19-Oct-01            9.05            -25.31             -10.95             -17.91            3.63
26-Oct-01            9.53            -22.92              -8.24             -15.53            3.68
 2-Nov-01           10.19            -23.95              -9.37             -16.78            3.75
 9-Nov-01            10.7            -22.32              -8.29             -14.24            3.82
16-Nov-01            8.43            -21.82               -5.5             -12.83            3.83
23-Nov-01            8.07            -22.13                 -4             -11.95            3.85
30-Nov-01            9.13            -21.99              -3.48             -12.66            3.91
 7-Dec-01            7.52            -20.78               0.83             -11.21            3.95
14-Dec-01            7.55            -23.67              -1.21             -13.91            3.97
21-Dec-01            8.02            -23.35               1.47             -12.24            4.02
28-Dec-01             8.3            -22.12               2.14             -11.97            4.04

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

S&P 500(R) INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

MARKET OVERVIEW Continued

DOWNTURN IS WIDESPREAD; JOBLESS RATE UP FROM RECORD LOWS.

[PHOTO OF MAN]

After falling so low in 2000 that many feared the return of inflation, the U.S. unemployment rate began rising rapidly. By the end of the reporting period, it was at 5.8%, its highest level in over six years. Job losses have affected almost all industries, with manufacturing among the hardest hit.

On a positive note, inflation has remained low. Employers have enjoyed strong worker productivity, which has helped stabilize labor costs and consumer prices.

-------------------------------------------------------------------------------
    Although unemployment may continue to rise, it is not especially high by historical standards.
-------------------------------------------------------------------------------

RATE CUTS DRIVE YIELDS DOWN; STOCKS SLUMP, BOND PRICES RISE.

The Fed's series of interest rate cuts during 2001 meant steady downward pressure on money market yields. In spite of this, money market funds remained popular with investors seeking alternatives with lower risk at a time when stock markets and the economy were retreating.

In equity markets, the decline that began in the last quarter of 2000 continued throughout 2001. As many Internet start-ups began to downsize or go

-------------------------------------------------------------------------------
ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the reporting period.


REAL GDP GROWTH

Annualized growth rate for each quarter shown

Strong auto sales and government spending resulted in a surprising preliminary figure for Q4 2001 GDP of 0.2%. Traditionally, a recession is two negative quarters in a row, which could still occur if Q4 GDP is revised downward.

[BAR CHART]

Q1 1992                   3.8
Q2 1992                   3.8
Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                  -0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                   5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                   2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                   3.1
Q2 1999                   1.7
Q3 1999                   4.7
Q4 1999                   8.3
Q1 2000                   2.3
Q2 2000                   5.7
Q3 2000                   1.3
Q4 2000                   1.9
Q1 2001                   1.3
Q2 2001                   0.3
Q3 2001                  -1.3
Q4 2001                   0.2

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.
------------------------------------------------------------------------------
2
under, the technology sector collapsed. By the end of the year, markets had more than regained the ground lost after September 11, but many industries, especially airlines, hotels and entertainment, remain weak.

In contrast, bonds continued to perform well. Strong demand from investors fleeing the stock market and the Fed's interest rate cuts were two main factors in pushing bond prices higher (and yields lower). A third factor was the U.S. Treasury's decision to use part of the vanishing budget surplus to buy back its own bonds, which reduced the supply of Treasuries.

--------------------------------------------------------------------------------
    We expect interest rates and money market yields to rise when signs of an economic recovery materialize.
--------------------------------------------------------------------------------

LOOKING AHEAD: RECOVERY LIKELY IN 2002, BUT MAY BE LACKLUSTER.

Many uncertainties still linger from September 11 and the ongoing war on terrorism. Further attacks on U.S. targets could hurt the economy or reverse the stock market's Q4 2001 gains. A decline in consumer spending (which so far has remained relatively strong) would be damaging as well. A further risk could be a rise in petroleum prices, which might occur if the antiterrorism coalition were to lose support from some Middle Eastern countries.

--------------------------------------------------------------------------------

U.S. UNEMPLOYMENT RATE

Adjusted for seasonal variations

After a decade of declines, unemployment rose dramatically during the report period. At the end of 2001, it stood at 5.8%--nearly two percentage points above its three-decade low of 3.9% in 2000.

[LINE GRAPH]

Dec-91                             7.3
Jan-92                             7.3
Feb-92                             7.4
Mar-92                             7.4
Apr-92                             7.4
May-92                             7.6
Jun-92                             7.8
Jul-92                             7.7
Aug-92                             7.6
Sep-92                             7.6
Oct-92                             7.3
Nov-92                             7.4
Dec-92                             7.4
Jan-93                             7.3
Feb-93                             7.1
Mar-93                             7
Apr-93                             7.1
May-93                             7.1
Jun-93                             7
Jul-93                             6.9
Aug-93                             6.8
Sep-93                             6.7
Oct-93                             6.8
Nov-93                             6.6
Dec-93                             6.5
Jan-94                             6.8
Feb-94                             6.6
Mar-94                             6.5
Apr-94                             6.4
May-94                             6.1
Jun-94                             6.1
Jul-94                             6.3
Aug-94                             6
Sep-94                             5.8
Oct-94                             5.8
Nov-94                             5.6
Dec-94                             5.5
Jan-95                             5.6
Feb-95                             5.4
Mar-95                             5.3
Apr-95                             5.8
May-95                             5.8
Jun-95                             5.6
Jul-95                             5.6
Aug-95                             5.7
Sep-95                             5.6
Oct-95                             5.5
Nov-95                             5.7
Dec-95                             5.6
Jan-96                             5.6
Feb-96                             5.5
Mar-96                             5.6
Apr-96                             5.5
May-96                             5.6
Jun-96                             5.3
Jul-96                             5.5
Aug-96                             5.1
Sep-96                             5.2
Oct-96                             5.2
Nov-96                             5.3
Dec-96                             5.4
Jan-97                             5.3
Feb-97                             5.3
Mar-97                             5.1
Apr-97                             5
May-97                             4.7
Jun-97                             5
Jul-97                             4.7
Aug-97                             4.9
Sep-97                             4.7
Oct-97                             4.7
Nov-97                             4.6
Dec-97                             4.7
Jan-98                             4.5
Feb-98                             4.6
Mar-98                             4.6
Apr-98                             4.3
May-98                             4.3
Jun-98                             4.5
Jul-98                             4.5
Aug-98                             4.5
Sep-98                             4.5
Oct-98                             4.5
Nov-98                             4.4
Dec-98                             4.3
Jan-99                             4.3
Feb-99                             4.4
Mar-99                             4.2
Apr-99                             4.3
May-99                             4.2
Jun-99                             4.3
Jul-99                             4.3
Aug-99                             4.2
Sep-99                             4.2
Oct-99                             4.1
Nov-99                             4.1
Dec-99                             4.1
Jan-00                             4
Feb-00                             4.1
Mar-00                             4.1
Apr-00                             3.9
May-00                             4.1
Jun-00                             4
Jul-00                             4
Aug-00                             4.1
Sep-00                             3.9
Oct-00                             3.9
Nov-00                             4
Dec-00                             4
Jan-01                             4.2
Feb-01                             4.2
Mar-01                             4.3
Apr-01                             4.5
May-01                             4.4
Jun-01                             4.5
Jul-01                             4.5
Aug-01                             4.9
Sep-01                             4.9
Oct-01                             5.4
Nov-01                             5.6
Dec-01                             5.8

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly) 3

CPI was up 1.6% for 2001 (2.7% if food and energy are excluded). ECI rose 4.1% over the same period. Both measures show that inflation remained low by historical standards.

[LINE GRAPH]

                   CONSUMER
                  PRICE INDEX
        DATE       (MONTHLY)
       Dec-91         3.1
       Jan-92         2.6
       Feb-92         2.8
       Mar-92         3.2
       Apr-92         3.2
       May-92         3
       Jun-92         3.1
       Jul-92         3.2
       Aug-92         3.1
       Sep-92         3
       Oct-92         3.2
       Nov-92         3
       Dec-92         2.9
       Jan-93         3.3
       Feb-93         3.2
       Mar-93         3.1
       Apr-93         3.2
       May-93         3.2
       Jun-93         3
       Jul-93         2.8
       Aug-93         2.8
       Sep-93         2.7
       Oct-93         2.8
       Nov-93         2.7
       Dec-93         2.7
       Jan-94         2.5
       Feb-94         2.5
       Mar-94         2.5
       Apr-94         2.4
       May-94         2.3
       Jun-94         2.5
       Jul-94         2.8
       Aug-94         2.9
       Sep-94         3
       Oct-94         2.6
       Nov-94         2.7
       Dec-94         2.7
       Jan-95         2.8
       Feb-95         2.9
       Mar-95         2.9
       Apr-95         3.1
       May-95         3.2
       Jun-95         3
       Jul-95         2.8
       Aug-95         2.6
       Sep-95         2.5
       Oct-95         2.8
       Nov-95         2.6
       Dec-95         2.5
       Jan-96         2.7
       Feb-96         2.7
       Mar-96         2.8
       Apr-96         2.9
       May-96         2.9
       Jun-96         2.8
       Jul-96         3
       Aug-96         2.9
       Sep-96         3
       Oct-96         3
       Nov-96         3.3
       Dec-96         3.3
       Jan-97         3
       Feb-97         3
       Mar-97         2.8
       Apr-97         2.5
       May-97         2.2
       Jun-97         2.3
       Jul-97         2.2
       Aug-97         2.2
       Sep-97         2.2
       Oct-97         2.1
       Nov-97         1.8
       Dec-97         1.7
       Jan-98         1.6
       Feb-98         1.4
       Mar-98         1.4
       Apr-98         1.4
       May-98         1.7
       Jun-98         1.7
       Jul-98         1.7
       Aug-98         1.6
       Sep-98         1.5
       Oct-98         1.5
       Nov-98         1.5
       Dec-98         1.6
       Jan-99         1.7
       Feb-99         1.6
       Mar-99         1.7
       Apr-99         2.3
       May-99         2.1
       Jun-99         2
       Jul-99         2.1
       Aug-99         2.3
       Sep-99         2.6
       Oct-99         2.6
       Nov-99         2.6
       Dec-99         2.7
       Jan-00         2.7
       Feb-00         3.2
       Mar-00         3.7
       Apr-00         3
       May-00         3.1
       Jun-00         3.7
       Jul-00         3.7
       Aug-00         3.4
       Sep-00         3.5
       Oct-00         3.4
       Nov-00         3.4
       Dec-00         3.4
       Jan-01         3.7
       Feb-01         3.5
       Mar-01         2.9
       Apr-01         3.3
       May-01         3.6
       Jun-01         3.2
       Jul-01         2.7
       Aug-01         2.7
       Sep-01         2.6
       Oct-01         2.1
       Nov-01         1.9
       Dec-01         1.6

                      EMPLOYMENT
                      COST INDEX
        DATE          (QUARTERLY)

       Mar-92            4
       Jun-92            3.6
       Sep-92            3.5
       Dec-92            3.5
       Mar-93            3.5
       Jun-93            3.6
       Sep-93            3.6
       Dec-93            3.5
       Mar-94            3.2
       Jun-94            3.2
       Sep-94            3.2
       Dec-94            3
       Mar-95            2.9
       Jun-95            2.9
       Sep-95            2.7
       Dec-95            2.7
       Mar-96            2.8
       Jun-96            2.9
       Sep-96            2.8
       Dec-96            2.9
       Mar-97            2.9
       Jun-97            2.8
       Sep-97            3
       Dec-97            3.3
       Mar-98            3.3
       Jun-98            3.5
       Sep-98            3.7
       Dec-98            3.4
       Mar-99            3
       Jun-99            3.2
       Sep-99            3.1
       Dec-99            3.4
       Mar-00            4.3
       Jun-00            4.4
       Sep-00            4.3
       Dec-00            4.1
       Mar-01            4.1
       Jun-01            3.9
       Sep-01            4.1
       Dec-01            4.1


The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.
--------------------------------------------------------------------------------

MARKET OVERVIEW Continued

[PHOTO OF AMERICAN FLAG]



Whether or not an economic recovery occurs in 2002, we expect that unemployment may continue to rise during the first half of the year, because it typically lags other economic factors. Other indicators, such as new orders and investor sentiment, indicate that the economy appears to be shifting back into gear, if somewhat slowly and tentatively.

-------------------------------------------------------------------------------
    After marking a low on September 21 in the wake of the terrorist attacks, the S&P 500 Index(R) rose about 20% by the end of 2001.
-------------------------------------------------------------------------------
                                                 Source: Standard & Poor's


Although we suspect the worst may be over for now as far as the U.S. economy is concerned, no one can predict with certainty that a recovery will occur in 2002, or how strong it might be if it does occur. We would not be surprised to see economic indicators and investor sentiment looking healthier by mid-2002, but see little reason to expect a quick turnaround.

-------------------------------------------------------------------------------

YIELDS OF U.S. TREASURY SECURITIES

Effective yields of ten-year and five-year Treasuries

For most of 2001, Treasury prices soared and yields plunged as investors sought security in the face of economic and stock market declines. Falling interest rates and a decreasing supply of Treasuries aided this trend.

[LINE GRAPH]


       Date          5 Yr       10 Yr
    31-Dec-91         6.7        5.93
    31-Jan-92        7.27        6.43
    29-Feb-92        7.25        6.56
    31-Mar-92        7.53        6.92
    30-Apr-92        7.58        6.88
    31-May-92        7.32         6.6
    30-Jun-92        7.12        6.27
    31-Jul-92        6.71        5.82
    31-Aug-92         6.6        5.58
    30-Sep-92        6.35        5.32
    31-Oct-92        6.79        5.89
    30-Nov-92        6.94        6.22
    31-Dec-92        6.69        5.99
    31-Jan-93        6.36        5.55
    28-Feb-93        6.02        5.21
    31-Mar-93        6.02        5.24
    30-Apr-93        6.01        5.11
    31-May-93        6.15        5.37
    30-Jun-93        5.78        5.05
    31-Jul-93        5.81        5.15
    31-Aug-93        5.45        4.79
    30-Sep-93        5.38        4.77
    31-Oct-93        5.43        4.85
    30-Nov-93        5.82        5.16
    31-Dec-93        5.79        5.21
    31-Jan-94        5.64        5.02
    28-Feb-94        6.13        5.57
    31-Mar-94        6.74        6.23
    30-Apr-94        7.04        6.64
    31-May-94        7.15        6.76
    30-Jun-94        7.32        6.95
    31-Jul-94        7.11        6.73
    31-Aug-94        7.17         6.8
    30-Sep-94         7.6        7.28
    31-Oct-94        7.81        7.49
    30-Nov-94        7.91        7.79
    31-Dec-94        7.82        7.83
    31-Jan-95        7.58        7.51
    28-Feb-95         7.2        7.04
    31-Mar-95         7.2        7.07
    30-Apr-95        7.06        6.88
    31-May-95        6.28        6.05
    30-Jun-95         6.2        5.97
    31-Jul-95        6.43        6.16
    31-Aug-95        6.28        6.07
    30-Sep-95        6.18        6.02
    31-Oct-95        6.02        5.81
    30-Nov-95        5.74        5.52
    31-Dec-95        5.57        5.38
    31-Jan-96        5.58        5.24
    29-Feb-96         6.1        5.73
    31-Mar-96        6.33        6.09
    30-Apr-96        6.67        6.41
    31-May-96        6.85        6.63
    30-Jun-96        6.71        6.46
    31-Jul-96        6.79        6.57
    31-Aug-96        6.94        6.73
    30-Sep-96         6.7        6.46
    31-Oct-96        6.34        6.07
    30-Nov-96        6.04        5.83
    31-Dec-96        6.42        6.21
    31-Jan-97        6.49        6.25
    28-Feb-97        6.55        6.39
    31-Mar-97         6.9        6.75
    30-Apr-97        6.72        6.57
    31-May-97        6.66         6.5
    30-Jun-97         6.5        6.38
    31-Jul-97        6.01         5.9
    31-Aug-97        6.34        6.22
    30-Sep-97         6.1        5.99
    31-Oct-97        5.83        5.71
    30-Nov-97        5.87        5.84
    31-Dec-97        5.74        5.71
    31-Jan-98        5.51        5.38
    28-Feb-98        5.62        5.59
    31-Mar-98        5.65        5.62
    30-Apr-98        5.67        5.64
    31-May-98        5.55        5.55
    30-Jun-98        5.45        5.47
    31-Jul-98        5.49         5.5
    31-Aug-98        4.98         4.8
    30-Sep-98        4.42        4.22
    31-Oct-98        4.61        4.23
    30-Nov-98        4.71        4.48
    31-Dec-98        4.65        4.54
    31-Jan-99        4.65        4.55
    28-Feb-99        5.29        5.22
    31-Mar-99        5.24         5.1
    30-Apr-99        5.35        5.21
    31-May-99        5.62        5.58
    30-Jun-99        5.78        5.65
    31-Jul-99         5.9        5.79
    31-Aug-99        5.97        5.87
    30-Sep-99        5.88        5.75
    31-Oct-99        6.02        5.96
    30-Nov-99        6.19        6.11
    31-Dec-99        6.44        6.34
    31-Jan-00        6.67        6.68
    29-Feb-00        6.41         6.6
    31-Mar-00           6        6.31
    30-Apr-00        6.21        6.54
    31-May-00        6.27        6.52
    30-Jun-00        6.03        6.19
    31-Jul-00        6.03        6.15
    31-Aug-00        5.73        5.97
    30-Sep-00         5.8        5.85
    31-Oct-00        5.75        5.81
    30-Nov-00        5.47        5.43
    31-Dec-00        5.11        4.98
    31-Jan-01        5.11        4.77
    28-Feb-01         4.9        4.66
    31-Mar-01        4.92        4.56
    30-Apr-01        5.34        4.89
    31-May-01        5.38        4.91
    30-Jun-01        5.41        4.95
    31-Jul-01        5.05        4.53
    31-Aug-01        4.83        4.38
    30-Sep-01        4.59         3.8
    31-Oct-01        4.23        3.48
    30-Nov-01        4.75        4.06
    31-Dec-01        5.05         4.3

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.


SHORT-TERM RATES

Effective yields of 90-day commercial paper and three-month U.S. Treasury bills.

Paced by the Fed's year-long series of interest rate cuts, short-term yields declined during the report period, although the downward trend halted during December, potentially indicating a bottom.

[LINE GRAPH]

           Weekly             3 Mo T Bill           90-Day
         31-Dec-00                   5.9                6.28
         05-Jan-01                  5.12                5.85
         12-Jan-01                  5.32                5.48
         19-Jan-01                  5.24                5.43
         26-Jan-01                  5.17                5.34
         02-Feb-01                  5.09                 5.2
         09-Feb-01                  5.05                5.21
         16-Feb-01                  4.98                5.16
         23-Feb-01                  4.89                5.14
         02-Mar-01                  4.84                 4.9
         09-Mar-01                  4.71                4.89
         16-Mar-01                  4.53                4.76
         23-Mar-01                  4.34                4.65
         30-Mar-01                  4.29                4.73
         06-Apr-01                  3.93                4.63
         13-Apr-01                     4                4.58
         20-Apr-01                  3.76                4.24
         27-Apr-01                  3.85                4.17
         04-May-01                  3.73                4.08
         11-May-01                  3.74                3.89
         18-May-01                  3.59                3.85
         25-May-01                  3.66                3.81
         01-Jun-01                  3.66                3.85
         08-Jun-01                  3.64                3.73
         15-Jun-01                   3.5                3.68
         22-Jun-01                  3.44                3.56
         29-Jun-01                  3.66                3.63
         06-Jul-01                  3.64                3.64
         13-Jul-01                  3.62                 3.6
         20-Jul-01                  3.51                3.56
         27-Jul-01                  3.53                3.53
         03-Aug-01                  3.52                3.53
         10-Aug-01                  3.42                3.45
         17-Aug-01                  3.37                3.42
         24-Aug-01                  3.45                3.35
         31-Aug-01                  3.37                3.33
         07-Sep-01                  3.25                3.29
         14-Sep-01                  2.73                 3.1
         21-Sep-01                  2.25                2.39
         28-Sep-01                  2.37                2.38
         05-Oct-01                  2.18                2.38
         12-Oct-01                  2.25                2.31
         19-Oct-01                   2.2                2.23
         26-Oct-01                  2.15                2.18
         02-Nov-01                  2.05                2.06
         09-Nov-01                  1.84                1.81
         16-Nov-01                  1.95                1.98
         23-Nov-01                  1.96                2.02
         30-Nov-01                  1.73                1.89
         07-Dec-01                   1.7                 1.8
         14-Dec-01                  1.72                1.74
         21-Dec-01                   1.7                1.78
         28-Dec-01                  1.72                1.78
         31-Dec-01                  1.73                1.79


Typically, the yields offered by commercial paper and three-month T-bills move in the same direction, and broadly reflect market interest rates and the Federal Funds Rate. The spread between these two investments' yields reflects investors' sense of how risky the obligations of banks and corporations are compared with lower-risk U.S. Government-backed T-bills.

Data source: Bloomberg L.P.
-------------------------------------------------------------------------------

SCHWAB

Institutional Advantage Money Fund(R)

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

    "The Fed's unprecedented activity during the year led to much lower yields than in recent years, yet investors still turned to money funds for the safety they are designed to provide."

         Portfolio Managers
         Linda Klingman and
         Mike Neitzke

   LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has 15 years of experience managing money market funds.

   MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.


TICKER SYMBOL     SWIXX

--------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
--------------------------------------------------------------------------------

THIS FUND WAS CREATED FOR RETIREMENT PLANS, PLAN PARTICIPANTS AS WELL AS OTHER INSTITUTIONAL INVESTORS INVESTING ON THEIR OWN BEHALF OR AS A FIDUCIARY, AGENT OR CUSTODIAN.

MANAGERS' PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED STEADILY THROUGHOUT 2001, PACED BY THE FED'S RATE CUTS. The Fed's 11 interest rate cuts, which began in January and continued into December, left the Federal Funds Rate at 1.75%, its lowest level in more than 40 years. These cuts had the direct effect of reducing yields for money fund investors.

ANTICIPATING ECONOMIC WEAKNESS AND DECLINING INTEREST RATES, WE INVESTED IN SECURITIES WITH LONGER MATURITIES. Throughout the year, the fund maintained a dollar-weighted average maturity that was longer than that of its peer group. This strategy enabled the fund to lock in yields for longer periods, which benefited the fund as yields continued to decline over the course of the year. While the fund has had to replace these securities with issues paying lower yields, this strategy enabled the fund to maintain competitive yields during a time of falling interest rates.

EXPECTATIONS OF AN ECONOMIC RECOVERY IN 2002 ARE GAINING MOMENTUM. A stronger economy is likely to lead to a rise in interest rates and yields. As a result, we have begun to shorten our dollar-weighted average maturity, enhancing the fund's ability to benefit from increases in interest rates.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)


PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1  as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

--------------------------------------------------------------------------------
Seven-Day Yield                                                        1.82%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                              1.84%
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY DURING THE YEAR

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

         31-Dec-00                    59
         31-Jan-01                    56
         28-Feb-01                    60
         30-Mar-01                    58
         30-Apr-01                    62
         31-May-01                    62
         30-Jun-01                    63
         31-Jul-01                    64
         31-Aug-01                    62
         28-Sep-01                    65
         31-Oct-01                    69
         30-Nov-01                    65
         31-Dec-01                    60


PORTFOLIO COMPOSITION 2  AS OF 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY SECURITY TYPE
--------------------------------------------------------------------------------
[PIE CHART]

1.   50.4%    Commercial Paper & Other Corporate Obligations
2.   36.0%    Certificates of Deposit
3.    8.0%    Repurchase Agreements
4.    2.1%    Variable-Rate Obligations
5.    1.7%    Promissory Notes
6.    1.2%    Bank Notes
7.    0.6%    U.S. Government Discount Notes


BY CREDIT QUALITY
--------------------------------------------------------------------------------
[PIE CHART]

1.      100.0%  Tier 1



1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) --  FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                  1/1/01-      1/1/00-       1/1/99-      1/1/98-     1/1/97-
                                                  12/31/01    12/31/00      12/31/99      12/31/98    12/31/97
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period              1.00         1.00          1.00         1.00         1.00
                                                   ----------------------------------------------------------
Income from investment operations:
  Net investment income                             0.04         0.06          0.05         0.05         0.05
                                                   ----------------------------------------------------------
Less distributions:
  Dividends from net investment income             (0.04)       (0.06)        (0.05)       (0.05)       (0.05)
                                                   ----------------------------------------------------------
Net asset value at end of period                    1.00         1.00          1.00         1.00         1.00
                                                   ==========================================================
Total return (%)                                    3.96         6.12          4.90         5.26         5.31

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------

Ratio of net operating expenses to
  average net assets                                0.50        0.50(1)        0.50         0.50         0.50
Expense reductions reflected in above ratio         0.16        0.18           0.21         0.29         0.34
Ratio of net investment income to
  average net assets                                3.83        5.96           4.84         5.12         5.20
Net assets, end of period ($ x 1,000,000)            797         647            604          369          275


1 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

See the Financial Notes, which are integral to this information.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

*   Asset-backed security

+   Credit-enhanced security

o   Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 89.3%          FIXED-RATE OBLIGATIONS
                Market Value: $726,625
                Cost: $726,625

  2.1%          VARIABLE-RATE OBLIGATIONS
                Market Value: $17,095
                Cost: $17,095

  0.6%          FIXED-RATE
                U.S. GOVERNMENT SECURITIES
                Market Value: $4,990
                Cost: $4,990

  8.0%          OTHER INVESTMENTS
                Market Value: $65,142
                Cost: $65,142
------------------------------------------
100.0%          TOTAL INVESTMENTS
                Market Value: $813,852
                Cost: $813,852


ISSUER                                                 FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                                    ($ x 1,000)    ($ x 1,000)
FIXED-RATE OBLIGATIONS   89.3% of investments

COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS  50.4%
-------------------------------------------------------------------------------
    AB SPINTAB
    2.08%, 02/27/02                                      5,000          4,984
    ABBEY NATIONAL NORTH AMERICA CORP.
    1.82%, 03/20/02                                      3,600          3,586
*   AMSTERDAM FUNDING CORP.
    1.85%, 01/08/02                                      5,000          4,998
    1.85%, 01/09/02                                      3,000          2,999
    1.84%, 03/21/02                                      3,000          2,988
*   APRECO, INC.
    2.22%, 01/23/02                                      5,000          4,993
*   ASSET SECURITIZATION COOPERATIVE CORP.
    1.98%, 01/03/02                                      8,000          7,999
    2.01%, 01/07/02                                      1,000          1,000
*+  ATLANTIS ONE FUNDING CORP.
    2.09%, 01/29/02                                      2,000          1,997
    2.32%, 02/19/02                                      4,000          3,988
    2.16%, 04/26/02                                      4,000          3,973
*+  BAVARIA TRR CORP.
    1.84%, 01/08/02                                      1,000          1,000
    1.90%, 01/24/02                                      6,000          5,993
*   BAVARIA UNIVERSAL FUNDING CORP.
    2.25%, 01/02/02                                      1,158          1,158
    1.86%, 03/18/02                                      2,000          1,992
    1.88%, 03/21/02                                      1,000            996
    2.26%, 04/18/02                                      1,000            993
    BEAR STEARNS COMPANIES, INC.
    2.23%, 02/28/02                                      5,000          4,982
    1.80%, 03/21/02                                      3,000          2,988
*   BETA FINANCE, INC.
    2.55%, 03/04/02                                      1,000            996
    3.36%, 03/11/02                                      3,000          2,981
*   BETA FINANCE, INC., 144A
    5.27%, 02/25/02                                      1,000          1,000
    4.32%, 05/09/02                                      5,000          5,000
    4.20%, 05/13/02                                      2,000          1,999
    CBA (DELAWARE) FINANCE, INC.
    2.00%, 03/01/02                                      5,000          4,984
*   CC (USA), INC.
    2.18%, 01/30/02                                      6,000          5,990

See the Financial Notes, which are integral to this information.

ISSUER                                                 FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                                    ($ x 1,000)    ($ x 1,000)
*   CC (USA), INC., 144A
    4.20%, 05/10/02                                      3,000          3,001
*   CIESCO, LP
    2.03%, 01/08/02                                      3,000          2,999
    2.16%, 02/13/02                                     10,000          9,974
*   CONCORD MINUTEMEN CAPITAL CO., L.L.C.
    Series A
    2.33%, 01/17/02                                      2,500          2,498
    2.14%, 02/07/02                                      1,000            998
    2.33%, 02/14/02                                      2,000          1,994
*   CORPORATE RECEIVABLES CORP.
    2.19%, 02/07/02                                      5,000          4,989
    2.18%, 02/12/02                                      5,000          4,987
*   DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
    TRUST
    1.92%, 01/07/02                                      2,000          1,999
    2.16%, 01/08/02                                      2,000          1,999
    1.81%, 01/22/02                                      1,000            999
    DANSKE CORP.
    2.09%, 02/04/02                                      4,500          4,491
*   DELAWARE FUNDING CORP.
    2.02%, 01/08/02                                      2,363          2,362
    2.28%, 01/15/02                                      2,000          1,998
    DEN NORSKE BANK ASA
    1.86%, 03/08/02                                      2,000          1,993
    1.76%, 03/13/02                                      3,000          2,990
    DEUTSCHE BANK FINANCIAL, INC.
    2.03%, 02/08/02                                      8,000          7,983
    DEXIA DELAWARE L.L.C.
    2.05%, 02/04/02                                      2,000          1,996
*   DORADA FINANCE, INC.
    2.14%, 01/29/02                                      1,000            998
    2.33%, 04/15/02                                      6,000          5,960
*   EDISON ASSET SECURITIZATION CORP., L.L.C.
    2.07%, 02/15/02                                      3,000          2,992
*+  ENTERPRISE FUNDING CORP.
    1.88%, 01/15/02                                      5,000          4,996
*+  FORRESTAL FUNDING MASTER TRUST
    2.19%, 01/11/02                                      6,000          5,996
    1.97%, 01/14/02                                      2,000          1,999
    1.93%, 03/05/02                                      5,000          4,983
    FORTIS FUNDING, L.L.C.
    1.81%, 03/27/02                                      2,000          1,992
*   GALAXY FUNDING, INC.
    1.98%, 02/13/02                                      5,000          4,988
    2.35%, 02/14/02                                      1,000            997
    1.93%, 02/15/02                                      2,000          1,995
    GE CAPITAL INTERNATIONAL FUNDING, INC.
    2.29%, 02/14/02                                      6,000          5,983
    2.07%, 02/27/02                                      6,000          5,981
    2.32%, 03/14/02                                      4,000          3,982
    1.79%, 03/15/02                                      3,000          2,989
    GENERAL ELECTRIC CAPITAL CORP.
    2.38%, 02/01/02                                      1,000            998
    1.87%, 03/01/02                                     11,000         10,966
    GENERAL ELECTRIC CAPITAL SERVICES
    1.91%, 02/26/02                                      6,000          5,982
    2.31%, 03/13/02                                      6,000          5,973
    1.83%, 03/20/02                                      9,000          8,965
*   GIRO FUNDING US CORP.
    1.99%, 01/11/02                                      1,000            999
    2.29%, 01/15/02                                      3,000          2,997
    2.36%, 02/11/02                                      3,696          3,686
*   GIRO MULTI FUNDING CORP.
    1.95%, 01/30/02                                      2,000          1,997
    2.18%, 01/30/02                                      2,000          1,997
    GOLDMAN SACHS GROUP, INC.
    3.04%, 03/13/02                                      2,000          1,988
*o  GREENWICH FUNDING CORP.
    2.12%, 01/07/02                                      2,250          2,249
    1.96%, 01/09/02                                      3,000          2,999
*   GREYHAWK FUNDING, L.L.C.
    2.13%, 01/31/02                                      3,000          2,995
*+  HALOGEN CAPITAL COMPANY, L.L.C.
    1.98%, 01/07/02                                      3,000          2,999
    2.33%, 01/14/02                                      2,000          1,998
*   HATTERAS FUNDING CORP.
    2.23%, 02/01/02                                      5,000          4,990
*+  INDEPENDENCE FUNDING, L.L.C.
    1.92%, 02/13/02                                      4,000          3,991
*+  INTREPID FUNDING MASTER TRUST
    2.05%, 02/27/02                                      2,000          1,994
    1.87%, 03/22/02                                      2,000          1,992
    J.P. MORGAN CHASE & CO.
    2.00%, 02/20/02                                      8,000          7,978

See the Financial Notes, which are integral to this information.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

ISSUER                                                 FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                                    ($ x 1,000)    ($ x 1,000)

*   K2 (USA), L.L.C.
    3.78%, 02/27/02                                      3,000          2,982
    3.50%, 03/15/02                                      1,000            993
    2.32%, 04/22/02                                      1,000            993
    2.05%, 05/30/02                                      3,000          2,975
*+  KITTY HAWK FUNDING CORP.
    1.91%, 02/07/02                                      7,000          6,986
    2.50%, 03/20/02                                      1,000            995
*   LEXINGTON PARKER CAPITAL CORP.
    3.67%, 01/23/02                                      4,000          3,991
    2.56%, 02/21/02                                      1,000            996
*   LINKS FINANCE, L.L.C.
    1.91%, 03/04/02                                      1,000            997
    1.94%, 03/06/02                                      3,000          2,990
    LLOYDS TSB BANK, PLC
    2.04%, 02/04/02                                      2,000          1,996
    MORGAN STANLEY, DEAN WITTER & CO., INC.
    2.01%, 02/26/02                                      7,000          6,978
*   NEWCASTLE CERTIFICATES PROGRAM
    2.13%, 01/29/02                                      3,000          2,995
    2.11%, 02/21/02                                      1,000            997
*   PARK AVENUE RECEIVABLES CORP.
    2.06%, 02/04/02                                      2,000          1,996
    SALOMON SMITH BARNEY HOLDINGS, INC.
    1.95%, 01/02/02                                      9,000          9,000
    SAN PAOLO IMI US FINANCIAL CO.
    2.06%, 01/31/02                                      3,000          2,995
    2.11%, 01/31/02                                      3,000          2,995
    SANTANDER FINANCIAL (DELAWARE), INC.
    2.12%, 02/01/02                                      2,000          1,996
    1.89%, 03/04/02                                      3,000          2,990
*   SIGMA FINANCE, INC.
    2.56%, 02/25/02                                      1,000            996
    3.31%, 03/01/02                                      5,000          4,973
    2.48%, 03/21/02                                      5,000          4,973
    2.34%, 04/03/02                                      3,000          2,982
*   SIGMA FINANCE, INC., 144A
    3.92%, 07/22/02                                      2,000          2,002
    SOCIETE GENERALE, N.A., INC.
    2.36%, 02/11/02                                      4,000          3,989
    2.01%, 02/28/02                                      1,000            997
    1.89%, 03/06/02                                      4,000          3,987
*   STELLAR FUNDING GROUP, INC.
    3.78%, 01/02/02                                      2,037          2,037
    2.34%, 04/10/02                                      1,359          1,350
    2.10%, 04/16/02                                      1,288          1,280

    SVENSKA HANDELSBANKEN
    1.81%, 03/20/02                                      6,000          5,977
*+  TRIPLE-A ONE FUNDING CORP.
    1.96%, 01/10/02                                      1,000          1,000
    2.21%, 01/28/02                                      2,000          1,997
    1.86%, 03/26/02                                      2,000          1,991
*+  TULIP FUNDING CORP.
    2.35%, 03/12/02                                      3,955          3,937
    TYCO CAPITAL CORP.
    1.98%, 01/10/02                                      2,000          1,999
    2.17%, 02/08/02                                      1,000            998
*   VARIABLE FUNDING CAPITAL CORP.
    2.61%, 02/21/02                                      7,000          6,974
    WESTPAC CAPITAL CORP.
    1.91%, 02/12/02                                      1,000            998
    2.26%, 04/17/02                                      4,000          3,974
*   WINDMILL FUNDING
    1.84%, 03/21/02                                      6,000          5,976
                                                                      -------
                                                                      409,594
    CERTIFICATES OF DEPOSIT 36.0%
    -------------------------------------------------------------------------
    ABBEY NATIONAL TREASURY SERVICES, PLC
    2.06%, 02/01/02                                      1,000          1,000
    2.01%, 02/22/02                                      3,000          3,000
    4.20%, 05/30/02                                      2,000          2,000
    3.86%, 07/22/02                                      3,000          3,000
    AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.
    2.23%, 03/22/02                                      5,000          5,000
    BANCO BILBAO VIZCAYA ARGENTARIA SA
    1.95%, 02/15/02                                      3,000          3,000
    1.76%, 03/14/02                                      2,000          2,000
    BANK OF MONTREAL
    1.90%, 03/11/02                                      5,000          5,000
    1.75%, 03/14/02                                      2,000          2,000
    BANK OF NOVA SCOTIA
    2.04%, 02/20/02                                      5,000          5,000
    2.01%, 03/01/02                                      1,000          1,000
    BANK OF SCOTLAND
    2.24%, 02/14/02                                      5,000          5,000
    BARCLAYS BANK, PLC
    2.05%, 01/16/02                                      5,000          5,000
    2.09%, 01/22/02                                      5,000          5,000
    1.78%, 03/11/02                                      1,000          1,000
    2.05%, 04/09/02                                      5,000          5,032
    4.43%, 04/10/02                                      1,000          1,000

See the Financial Notes, which are integral to this information.

ISSUER                                                 FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                                    ($ x 1,000)    ($ x 1,000)
    BAYERISCHE LANDESBANK GIROZENTRALE
    1.87%, 03/06/02                                      4,000          4,000
    4.53%, 04/11/02                                      5,000          4,998
    BNP PARIBAS
    2.32%, 02/04/02                                     14,000         14,000
    1.86%, 03/08/02                                      2,000          2,000
    2.22%, 03/22/02                                      8,000          8,000
    CANADIAN IMPERIAL BANK OF COMMERCE
    4.62%, 03/28/02                                      5,000          5,000
    3.88%, 07/23/02                                      4,000          4,000
    CHASE MANHATTAN BANK USA, N.A.
    1.85%, 03/07/02                                      8,000          8,000
    1.85%, 03/08/02                                      7,000          7,000
    CITIBANK, N.A.
    1.86%, 03/07/02                                      7,000          7,000
    1.80%, 04/02/02                                      2,000          2,000
    COMMERZBANK, AG
    1.79%, 03/13/02                                      2,000          2,000
    CREDIT AGRICOLE INDOSUEZ
    2.05%, 02/06/02                                      1,000          1,000
    CREDIT SUISSE FIRST BOSTON
    2.41%, 01/25/02                                      5,000          5,000
    DANSKE BANK A/S
    1.84%, 02/27/02                                      2,000          2,000
    DEUTSCHE BANK, AG
    2.23%, 02/08/02                                      5,000          5,000
    2.47%, 03/19/02                                      3,000          3,000
    DRESDNER BANK, AG
    2.07%, 03/05/02                                      5,000          5,000
    FIRST TENNESSEE BANK, N.A.
    2.21%, 01/28/02                                      5,000          5,000
    HALIFAX, PLC
    1.91%, 03/11/02                                      6,000          6,000
    ING BANK, NV
    3.72%, 01/11/02                                      3,000          3,000
    2.06%, 02/28/02                                      4,000          4,000
    1.97%, 03/04/02                                      1,000          1,000
    1.83%, 03/25/02                                      5,000          5,000
    1.83%, 03/28/02                                      7,000          7,000
    J.P. MORGAN CHASE BANK
    1.75%, 03/15/02                                     10,000         10,000
    LANDESBANK BADEN WURTTEMBERG
    2.02%, 02/15/02                                      3,000          3,000
    2.02%, 02/19/02                                      2,000          2,000
    3.45%, 02/28/02                                      5,000          5,000
    1.81%, 03/21/02                                      2,000          2,000
    1.84%, 03/28/02                                      1,000          1,000
    LLOYDS TSB BANK, PLC
    1.91%, 02/11/02                                      5,000          5,000
    1.80%, 03/26/02                                      6,000          6,000
    NORDDEUTSCHE LANDESBANK GIROZENTRALE
    2.06%, 02/21/02                                      2,000          2,000
    RABOBANK NEDERLAND, NV
    1.80%, 03/25/02                                      5,000          5,000
    4.43%, 04/02/02                                      5,000          5,002
    ROYAL BANK OF CANADA
    5.41%, 01/22/02                                      5,000          5,000
    4.47%, 04/12/02                                      5,000          5,000
    4.02%, 08/07/02                                      1,000          1,000
    ROYAL BANK OF SCOTLAND, PLC
    3.90%, 07/29/02                                      4,000          4,000
    2.56%, 09/25/02                                     10,000         10,000
    3.67%, 10/04/02                                      3,000          3,000
    SOCIETE GENERALE
    2.11%, 02/01/02                                      4,000          4,000
    TORONTO DOMINION BANK
    1.95%, 02/15/02                                      5,000          5,000
    4.11%, 05/10/02                                      1,000          1,000
    3.81%, 07/23/02                                      5,000          5,000
    UBS AG
    2.44%, 01/06/03                                      5,000          5,000
    1.86%, 03/06/02                                      3,000          3,000
    UNICREDITO ITALIANO SPA
    1.84%, 01/14/02                                      5,000          5,000
    2.55%, 01/31/02                                      1,000          1,000
    2.11%, 02/04/02                                      5,000          5,000
    WESTDEUTSCHE LANDESBANK GIROZENTRALE
    1.90%, 02/12/02                                      8,000          8,000
    2.30%, 02/20/02                                      1,000          1,000
    1.81%, 03/26/02                                      2,000          2,000
                                                                      -------
                                                                      293,032

    PROMISSORY NOTES 1.7%
    -------------------------------------------------------------------------
o   THE GOLDMAN SACHS GROUP, INC.
    3.80%, 01/14/02                                      2,000          2,000
    3.54%, 02/21/02                                      5,000          5,000
    2.00%, 03/06/02                                      4,000          4,000
    2.00%, 06/04/02                                      3,000          3,000
                                                                      -------
                                                                       14,000

See the Financial Notes, which are integral to this information.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS

ISSUER                                                 FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                                    ($ x 1,000)    ($ x 1,000)

    BANK NOTES  1.2%
    -----------------------------------------------------------------------------
    BANK OF NEW YORK
    4.27%, 04/30/02                                      2,000          2,000
    2.48%, 10/17/02                                      5,000          4,999
    LASALLE BANK, N.A.
    2.08%, 02/06/02                                      3,000          3,000
                                                                        -----
                                                                        9,999



VARIABLE-RATE OBLIGATIONS   2.1% of investments

+   ASSET PARTNERS, INC.
    RB Series 1997 2.13%, 01/07/02                       3,415          3,415
+   BMC SPECIAL CARE FACILITIES
    FINANCING AUTHORITY OF THE CITY OF
    MONTGOMERY, ALABAMA Taxable RB (Montgomery
    Baptist Outreach Services Corp. Project)
    Series 1997B
    2.00%, 01/07/02                                      2,200          2,200
+   CITY OF NEW BRITAIN, CONNECTICUT
    GO, 144A
    2.06%, 01/07/02                                      6,300          6,300
+   LOANSTAR ASSETS PARTNERS II, L.P
    2.12%, 01/02/02                                      5,000          5,000
+   NEW YORK CITY IDA
    Taxable Industrial Revenue
    Refunding Bond (Allway Tools,
    Inc. Project) Series 1997
    2.11%, 01/07/02                                        180            180
                                                                       ------
                                                                       17,095

    FIXED-RATE U.S. GOVERNMENT SECURITIES
    0.6% of investments

    DISCOUNT NOTES  0.6%
    ---------------------------------------------------------------------------
    FREDDIE MAC
    2.01%, 02/07/02                                     5,000          4,990

    OTHER INVESTMENTS  8.0% of investments

    REPURCHASE AGREEMENTS 8.0%
    ---------------------------------------------------------------------------
    CREDIT SUISSE FIRST BOSTON CORP.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities
    1.82%, issued 12/31/01,
      due 01/02/02                                      47,148         47,142
    UBS PAINEWEBBER, INC.
    Tri-Party Repurchase Agreement
    Collateralized by U.S. Government
    Securities
    1.75%, issued 12/11/01,
      due 01/07/02                                      10,013         10,000
    1.87%, issued 11/07/01,
      due 01/07/02                                       8,025          8,000
                                                                       ------
                                                                       65,142

-------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

Statement of

ASSETS AND LIABILITIES

As of December 31, 2001. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                           $813,852 a
Receivables:
   Fund shares sold                                                         940
   Interest                                                               2,933
Prepaid expenses                                                     +       14
                                                                     ----------
TOTAL ASSETS                                                            817,739

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                   18,759
  Dividends to shareholders                                                  13
  Investments bought                                                      2,000
  Investment adviser and administrator fees                                  15
  Transfer agent and shareholder service fees                                15
Accrued expenses                                                     +       76
                                                                     ----------
TOTAL LIABILITIES                                                        20,878

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            817,739
TOTAL LIABILITIES                                                    -   20,878
                                                                     ----------
NET ASSETS                                                             $796,861

NET ASSETS BY SOURCE
Capital received from investors                                         796,862
Net realized capital losses                                                  (1)


NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$796,861         796,919           $1.00


a Includes illiquid restricted securities worth $19,248, or 2.37% of the fund's investments. The amortized cost for the fund's securities was $813,852.

FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO                                                 $813,852

UNUSED CAPITAL LOSSES:

Expires 12/31 of:                                                    Loss amount
    2004                                                                      $1


See the Financial Notes, which are integral to this information.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS

Statement of

OPERATIONS

For January 1, 2001 through December 31, 2001   All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                             $   32,689

NET REALIZED GAINS
--------------------------------------------------------------------------------
Net realized gains on investments sold                                        2

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,869 a
Transfer agent and shareholder service fees                               1,751 b
Trustees' fees                                                               23 c
Custodian and portfolio accounting fees                                     219
Professional fees                                                            25
Registration fees                                                            83
Shareholder reports                                                          24
Other expenses                                                       +        8
                                                                     ----------
Total expenses                                                            5,002
Expense reduction                                                    -    1,227 d
                                                                     ----------
NET EXPENSES                                                              3,775

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  32,689
NET EXPENSES                                                         -    3,775
                                                                     ----------
NET INVESTMENT INCOME                                                    28,914
NET REALIZED GAINS                                                   +        2
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                               $   28,916

a   Calculated on a graduated basis as a percentage of average daily net assets:
    0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of aver- age daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets. Prior to June 1, 2001, the percentage for shareholder services was 0.20%.


c   For the fund's independent trustees only.


d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses. Statements of CHANGES IN NET ASSETS For the current and prior reporting periods. All numbers x 1,000.


See the Financial Notes, which are integral to this information.

Statements of

CHANGES IN NET ASSETS

For the current and prior reporting periods. All numbers x 1,000.


OPERATIONS
----------------------------------------------------------------------------------
                                                  1/1/01-12/31/01  1/1/00-12/31/00
Net investment income                             $     28,914       $   36,182
Net realized gains                                +          2              --
                                                  --------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  28,916           36,182

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------
Dividends from net investment income              $     28,914       $   36,182

TRANSACTIONS IN FUND SHARES a
----------------------------------------------------------------------------------
Shares sold                                            815,023        1,084,512
Shares reinvested                                       28,718           35,753
Shares redeemed                                   +   (694,267)      (1,076,597)
                                                  --------------------------------
NET INCREASE                                           149,474           43,668

NET ASSETS
----------------------------------------------------------------------------------
Beginning of period                                    647,385          603,717
Total increase                                    +    149,476           43,668 b
                                                  --------------------------------
END OF PERIOD                                     $    796,861       $  647,385

a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.


b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

RETIREMENT MONEY FUND(R)

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

     "Anticipating continued Fed rate cuts during 2001, we positioned the fund to delay the effects of declining rates by investing in securities with longer maturities."

         Portfolio Managers Linda Klingman and Mike Neitzke

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has 15 years of experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.


TICKER SYMBOL           SWRXX

--------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
--------------------------------------------------------------------------------

THIS FUND WAS CREATED FOR RETIREMENT PLANS, PLAN PARTICIPANTS AS WELL AS OTHER INSTITUTIONAL INVESTORS INVESTING ON THEIR OWN BEHALF OR AS A FIDUCIARY, AGENT OR CUSTODIAN.


MANAGERS' PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY AND STEADILY THROUGHOUT 2001, PACED BY THE FED'S RATE CUTS. The Fed's 11 interest rate cuts, which began in January and continued into December, left the Federal Funds Rate at 1.75%, its lowest level in more than 40 years. These cuts had the direct effect of reducing yields for money fund investors.

ANTICIPATING ECONOMIC WEAKNESS AND DECLINING INTEREST RATES, WE INVESTED IN SECURITIES WITH LONGER MATURITIES. Throughout the year, the fund maintained a dollar-weighted average maturity that was longer than that of its peer group. This strategy enabled the fund to lock in yields for longer periods, which benefited the fund as yields continued to decline over the course of the year. While the fund has had to replace these securities with issues paying lower yields, this strategy enabled the fund to maintain competitive yields during a time of falling interest rates.

EXPECTATIONS OF AN ECONOMIC RECOVERY IN 2002 ARE GAINING MOMENTUM. A stronger economy is likely to lead to a rise in interest rates and yields. As a result, we have begun to shorten our dollar-weighted average maturity, enhancing the fund's ability to benefit from increases in interest rates.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

------------------------------------------
Seven-Day Yield                      1.65%
------------------------------------------
Seven-Day Effective Yield            1.67%
------------------------------------------

WEIGHTED AVERAGE MATURITY during the year

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

                       Retirement Money Fund
31-Dec-00                       61
31-Jan-01                       56
28-Feb-01                       65
30-Mar-01                       65
30-Apr-01                       60
31-May-01                       61
30-Jun-01                       60
31-Jul-01                       61
31-Aug-01                       62
28-Sep-01                       63
31-Oct-01                       66
30-Nov-01                       63
31-Dec-01                       62

PORTFOLIO COMPOSITION 1 AS OF 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY SECURITY TYPE
------------------------------------------------------------------------------
[PIE CHART]

1.     58.1%  Commercial Paper & Other Corporate Obligations
2.     32.0%  Certificate of Deposit
3.      4.7%  Repurchase Agreements
4.      2.3%  Bank Notes
5.      1.6%  Variable-Rate Obligations
6.      1.3%  Promissory Notes

BY CREDIT QUALITY
------------------------------------------------------------------------------
[PIE CHART]

1.    100.0%  Tier 1

1 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                               1/1/01-    1/1/00-    1/1/99-    1/1/98-    1/1/97-
                                              12/31/00   12/31/99   12/31/98   12/31/97   12/31/01
--------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00       1.00       1.00       1.00       1.00
                                              ----------------------------------------------------
Income from investment operations:
   Net investment income                        0.04       0.06       0.05       0.05       0.05
                                              ----------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.04)     (0.06)     (0.05)     (0.05)     (0.05)
                                              ----------------------------------------------------
Net asset value at end of period                1.00       1.00       1.00       1.00       1.00
                                              ====================================================
Total return (%)                                3.75       5.90       4.68       5.03       5.07

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                             0.70       0.71 1     0.72       0.73       0.73
Expense reductions reflected in above ratio       --         --       0.02       0.07       0.11
Ratio of net investment income to
 average net assets                             3.61       5.77       4.62       4.88       4.96
Net assets, end of period ($ x 1,000,000)        515        399        322        225        155

1 Would have been 0.72% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

*   Asset-backed security
+   Credit-enhanced security
o   Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 93.7%     FIXED-RATE OBLIGATIONS
           Market Value: $489,405
           Cost: $489,405

  1.6%     VARIABLE-RATE OBLIGATIONS
           Market Value: $8,495
           Cost: $8,495

  4.7%     OTHER INVESTMENTS
           Market Value: $24,373
           Cost: $24,373
------------------------------------
100.0%     TOTAL INVESTMENTS
           Market Value: $522,273
           Cost: $522,273

                                                     FACE VALUE      MKT. VALUE
    ISSUER RATE, MATURITY DATE                       ($ x 1,000)     ($ x 1,000)
    FIXED-RATE OBLIGATIONS 93.7% of Investments

    COMMERCIAL PAPER & OTHER CORPORATE
    OBLIGATIONS 58.1%
    ----------------------------------------------------------------------------
    AMERICAN EXPRESS CREDIT CORP.
    1.90%, 03/01/02                                     4,000           3,988
 *  AMSTERDAM FUNDING CORP.
    2.14%, 01/02/02                                     1,000           1,000
    2.01%, 01/03/02                                     2,000           2,000
    1.85%, 01/08/02                                     3,000           2,999
    1.85%, 01/09/02                                     1,000           1,000
 *  APRECO, INC.
    2.13%, 01/16/02                                     1,000             999
    2.22%, 01/23/02                                     3,000           2,996
    2.13%, 04/15/02                                     1,000             994
 *  ASSET SECURITIZATION COOPERATIVE CORP.
    2.01%, 01/03/02                                     10,000          9,999
*+  ATLANTIS ONE FUNDING CORP.
    2.09%, 01/29/02                                     1,000             998
    2.09%, 03/07/02                                     1,000             996
    3.25%, 03/11/02                                     1,000             994
    2.16%, 04/26/02                                     2,000           1,986
    BANK OF NOVA SCOTIA
    2.11%, 02/05/02                                     5,000           4,990
    BARCLAYS U.S. FUNDING CORP.
    1.95%, 02/14/02                                     5,000           4,988
*+  BAVARIA TRR CORP.
    1.84%, 01/08/02                                     1,000           1,000
    2.12%, 01/10/02                                     2,000           1,999
    1.90%, 01/24/02                                     2,000           1,998
 *  BAVARIA UNIVERSAL FUNDING CORP.
    2.32%, 04/02/02                                     1,000             994
    BEAR STEARNS COMPANIES, INC.
    2.23%, 02/28/02                                     5,000           4,982
 *  BETA FINANCE, INC., 144A
    5.27%, 02/25/02                                     1,000           1,000
    4.32%, 05/09/02                                     5,000           5,000
    4.20%, 05/13/02                                     1,000           1,000
    CBA (DELAWARE) FINANCE, INC.
    2.00%, 03/01/02                                     4,000           3,987
 *  CC (USA), INC.
    3.48%, 03/06/02                                     2,000           1,988
    1.92%, 03/15/02                                     2,000           1,992


                See the Financial Notes, which are integral to this information.

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

                                                     FACE VALUE      MKT. VALUE
    ISSUER RATE, MATURITY DATE                       ($ x 1,000)     ($ x 1,000)
 *  CIESCO, LP
    2.16%, 02/13/02                                     1,000             997
 *  CONCORD MINUTEMEN CAPITAL CO., L.L.C.
    Series A
    2.37%, 01/15/02                                     2,000           1,998
    1.96%, 02/07/02                                     1,000             998
    2.14%, 02/07/02                                     2,000           1,996
 *  CORPORATE ASSET FUNDING CO.
    2.21%, 01/23/02                                     1,000             999
    2.11%, 02/08/02                                     7,000           6,984
 *  CORPORATE RECEIVABLES CORP.
    2.05%, 02/22/02                                     6,000           5,982
 *  DAKOTA CP NOTES OF CITIBANK CREDIT CARD
    ISSUANCE TRUST
    2.16%, 01/08/02                                     3,000           2,999
    1.81%, 01/22/02                                     2,000           1,998
    DANSKE CORP.
    2.19%, 04/23/02                                     4,000           3,973
 *  DELAWARE FUNDING CORP.
    2.28%, 01/15/02                                     8,000           7,993
    DEN NORSKE BANK ASA
    2.17%, 02/25/02                                     1,000             997
    1.86%, 03/08/02                                     1,000             997
    1.76%, 03/13/02                                     3,000           2,990
    DEUTSCHE BANK FINANCIAL
    2.03%, 02/08/02                                     3,000           2,994
 *  DORADA FINANCE, INC.
    2.33%, 04/15/02                                     5,000           4,967
 *  EDISON ASSET SECURITIZATION CORP., L.L.C.
    2.07%, 02/15/02                                     2,000           1,995
    1.85%, 02/22/02                                    10,000           9,973
*+  ENTERPRISE FUNDING CORP.
    1.78%, 03/11/02                                     1,000             997
    2.08%, 05/06/02                                     4,000           3,971
 *  FALCON ASSET SECURITIZATION CORP.
    2.30%, 02/04/02                                     4,000           3,991
*+  FORRESTAL FUNDING MASTER TRUST
    2.19%, 01/11/02                                     3,000           2,998
    2.14%, 01/23/02                                     1,955           1,952
 *  GALAXY FUNDING, INC.
    2.07%, 02/12/02                                     2,000           1,995
    1.98%, 02/13/02                                     1,000             998
    1.93%, 03/12/02                                     2,000           1,993
    GE CAPITAL INTERNATIONAL FUNDING, INC.
    1.90%, 02/06/02                                     5,000           4,991
    2.23%, 02/20/02                                     2,000           1,994
    GENERAL ELECTRIC CAPITAL CORP.
    2.38%, 02/01/02                                    10,000           9,980
    2.32%, 02/06/02                                     1,000             998
    GENERAL ELECTRIC CAPITAL SERVICES
    1.92%, 02/26/02                                     1,000             997
    2.31%, 03/13/02                                     3,000           2,986
    1.83%, 03/20/02                                     7,000           6,972
 *  GIRO FUNDING US CORP.
    2.54%, 01/22/02                                     2,000           1,997
    2.36%, 02/11/02                                     3,000           2,992
 *  GIRO MULTI FUNDING CORP.
    2.54%, 01/31/02                                     4,000           3,992
    GOLDMAN SACHS GROUP, INC.
    3.04%, 03/13/02                                     3,000           2,982
*o  GREENWICH FUNDING CORP.
    1.96%, 01/09/02                                     1,000           1,000
    1.96%, 01/10/02                                     2,000           1,999
    1.77%, 03/08/02                                     1,000             997
*+  HALOGEN CAPITAL COMPANY, L.L.C.
    2.05%, 02/14/02                                     5,000           4,988
 *  HATTERAS FUNDING CORP.
    2.23%, 02/01/02                                     5,000           4,990
*+  INDEPENDENCE FUNDING, L.L.C.
    1.92%, 02/13/02                                     1,000             998
    1.89%, 02/25/02                                     3,000           2,991
*+  INTREPID FUNDING MASTER TRUST
    1.87%, 03/22/02                                     4,000           3,983
 *  JUPITER SECURITIZATION CORP.
    2.07%, 02/15/02                                     5,000           4,987
    2.10%, 02/25/02                                     2,916           2,907
 *  K2 (USA) LLC
    3.78%, 02/27/02                                     2,000           1,988
    3.49%, 04/23/02                                     3,000           2,968
*+  KITTY HAWK FUNDING CORP.
    2.50%, 03/20/02                                     3,000           2,984
    LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
    2.03%, 02/26/02                                     1,000             997
    2.55%, 11/26/02                                     2,000           1,955
 *  LEXINGTON PARKER CAPITAL CORP.
    3.65%, 01/25/02                                     5,000           4,988


See the Financial Notes, which are integral to this information.

                                                     FACE VALUE      MKT. VALUE
    ISSUER RATE, MATURITY DATE                       ($ x 1,000)     ($ x 1,000)
 *  LINKS FINANCE, L.L.C.
    2.89%, 02/28/02                                     3,000           2,986
    2.11%, 04/15/02                                     2,000           1,988
    LLOYDS TSB BANK, PLC
    1.81%, 03/21/02                                     8,000           7,968
 *  NEWCASTLE CERTIFICATES PROGRAM
    1.80%, 01/18/02                                     5,000           4,996
 *  PARK AVENUE RECEIVABLES CORP.
    1.94%, 01/29/02                                     5,000           4,992
 *  QUINCY CAPITAL CORP.
    2.03%, 01/04/02                                     5,000           4,999
    SALOMON SMITH BARNEY HOLDINGS, INC.
    1.95%, 01/02/02                                     2,000           2,000
    SAN PAOLO IMI SPA
    2.11%, 01/31/02                                     3,000           2,995
    SANTANDER FINANCIAL (DELAWARE)
    2.12%, 02/01/02                                     2,000           1,996
    1.89%, 03/05/02                                     3,000           2,990
 *  SIGMA FINANCE, INC.
    3.31%, 03/01/02                                     5,000           4,973
    SOCIETE GENERALE, N.A., INC.
    2.30%, 02/12/02                                     1,000             997
    1.89%, 03/06/02                                     5,000           4,983
 *  STELLAR FUNDING GROUP, INC.
    2.01%, 02/04/02                                     1,408           1,405
    2.53%, 03/25/02                                     1,000             994
    2.11%, 04/29/02                                     2,000           1,986
    SVENSKA HANDELSBANKEN
    1.81%, 03/20/02                                     4,000           3,984
*+  TRIPLE-A ONE FUNDING CORP.
    1.90%, 01/11/02                                     4,000           3,998
    1.86%, 03/26/02                                     1,000             996
    TYCO CAPITAL CORP.
    1.98%, 01/10/02                                     1,000             999
 *  WINDMILL FUNDING
    2.18%, 01/29/02                                     4,000           3,993
    1.84%, 03/21/02                                     2,000           1,992
                                                                    ---------
                                                                      303,403

    CERTIFICATES OF DEPOSIT  32.0%
    -------------------------------------------------------------------------
    AMERICAN EXPRESS CENTURION BANK
    2.55%, 01/10/02                                     4,000           4,000
    AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.
    2.23%, 03/22/02                                     2,000           2,000
    BANCO BILBAO VIZCAYA ARGENTARIA SA
    1.76%, 03/14/02                                     5,000           5,000
    BANK OF NOVA SCOTIA
    2.30%, 02/11/02                                     3,000           3,000
    BANK OF SCOTLAND TREASURY SERVICES, PLC
    2.16%, 02/28/02                                     3,000           3,000
    BARCLAYS BANK, PLC
    2.09%, 01/22/02                                     2,000           2,000
    4.43%, 04/10/02                                     2,000           2,000
    BAYERISCHE HYPO- UND VEREINSBANK, AG
    2.05%, 01/25/02                                     2,000           2,000
    BAYERISCHE LANDESBANK GIROZENTRALE
    2.05%, 02/25/02                                     3,000           3,000
    4.53%, 04/11/02                                     3,000           2,999
    BNP PARIBAS
    1.86%, 03/08/02                                     5,000           5,000
    2.22%, 03/22/02                                    10,000          10,000
    CANADIAN IMPERIAL BANK OF COMMERCE
    4.62%, 03/28/02                                     5,000           5,000
    CHASE MANHATTAN BANK USA, N.A.
    1.85%, 03/08/02                                     5,000           5,000
    CITIBANK, N.A.
    1.86%, 03/07/02                                     8,000           8,000
    COMMERZBANK, AG
    1.79%, 03/13/02                                     1,000           1,000
    CREDIT AGRICOLE INDOSUEZ
    2.05%, 02/06/02                                     4,000           4,000
    DEUTSCHE BANK, AG
    2.47%, 03/19/02                                     1,000           1,000
    DRESDNER BANK, AG
    2.07%, 03/05/02                                     2,000           2,000
    HALIFAX, PLC
    1.91%, 03/11/02                                     6,000           6,000
    1.81%, 03/20/02                                     1,000           1,000
    ING BANK NV
    3.72%, 01/11/02                                     5,000           5,000
    1.89%, 03/05/02                                     2,000           2,000
    1.77%, 03/14/02                                     2,000           2,000
    1.83%, 03/28/02                                     3,000           3,000
    J.P. MORGAN CHASE BANK
    1.75%, 03/15/02                                     8,000           8,000
    LANDESBANK BADEN WURTTEMBERG
    2.02%, 02/19/02                                     2,000           2,000
    2.05%, 02/27/02                                     3,000           3,000


                See the Financial Notes, which are integral to this information.

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

                                                     FACE VALUE      MKT. VALUE
    ISSUER RATE, MATURITY DATE                       ($ x 1,000)     ($ x 1,000)
    LLOYDS TSB BANK, PLC
    1.91%, 02/11/02                                     2,000           2,000
    1.87%, 03/04/02                                     1,000           1,000
    1.80%, 03/26/02                                     2,000           2,000
    NATIONAL AUSTRALIA BANK, LTD.
    4.25%, 04/29/02                                     6,000           6,000
    NORDDEUTSCHE LANDESBANK GIROZENTRALE
    2.06%, 02/21/02                                     3,000           3,000
    2.07%, 02/28/02                                     2,000           2,000
    RABOBANK NEDERLAND, NV
    1.80%, 03/25/02                                     5,000           5,000
    4.04%, 07/08/02                                     2,000           2,000
    ROYAL BANK OF CANADA
    5.41%, 01/22/02                                     5,000           5,000
    4.47%, 04/12/02                                     2,000           2,000
    ROYAL BANK OF SCOTLAND, PLC
    2.56%, 09/25/02                                     2,000           2,000
    3.67%, 10/04/02                                     2,000           2,000
    TORONTO DOMINION BANK
    2.47%, 01/06/03                                     5,000           5,000
    3.81%, 07/23/02                                     3,000           3,000
    UBS AG
    2.44%, 01/06/03                                     1,000           1,000
    1.86%, 03/06/02                                     6,000           6,000
    3.82%, 07/19/02                                     5,000           5,000
    UNICREDITO ITALIANO SPA
    1.84%, 01/14/02                                     1,000           1,000
    2.25%, 01/28/02                                     2,000           2,000
    2.55%, 01/31/02                                     1,000           1,000
    WESTDEUTSCHE LANDESBANK GIROZENTRALE
    1.90%, 02/12/02                                     5,000           5,000
    1.81%, 03/26/02                                     2,000           2,000
                                                                    ---------
                                                                      166,999

    BANK NOTES  2.3%
    -------------------------------------------------------------------------

    BANK OF NEW YORK
    3.00%, 03/12/02                                     1,000           1,003
    4.27%, 04/30/02                                     2,000           2,000
    2.48%, 10/17/02                                     2,000           2,000
    LASALLE BANK, N.A.
    2.08%, 02/06/02                                     2,000           2,000
    WELLS FARGO BANK, N.A.
    2.10%, 01/30/02                                     5,000           5,000
                                                                    ---------
                                                                       12,003

    PROMISSORY NOTES  1.3%
    -------------------------------------------------------------------------

 o  THE GOLDMAN SACHS GROUP
    3.80%, 01/14/02                                     1,000           1,000
    3.54%, 02/21/02                                     2,000           2,000
    1.93%, 06/12/02                                     4,000           4,000
                                                                    ---------
                                                                        7,000

    VARIABLE-RATE OBLIGATIONS 1.6% of investments

 +  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
    Solid Waste Disposable RB
    (Burr Properties Project)
    Series 1997
    2.55%, 01/07/02                                     2,025           2,025
 +  COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
    Taxable RB
    (Jay Leasing, Inc. Project)
    Series 1997
    2.00%, 01/07/02                                     2,065           2,065
 +  EAGLE COUNTY, COLORADO TAXABLE HOUSING FACILITIES
    RB (BC Housing, L.L.C. Project)
    Series 1997B
    1.93%, 01/07/02                                     1,500           1,500
 +  TRAP ROCK INDUSTRIES, INC.
    VRD RB Series 1997, 144A
    2.10%, 01/07/02                                     1,750           1,750
 +  VILLAGE OF STURTEVANT, WISCONSIN
    IDRB (Andis Co. Project)
    Series 1996B
    2.11%, 01/07/02                                     1,155           1,155
                                                                    ---------
                                                                        8,495


See the Financial Notes, which are integral to this information.

                                                 MATURITY VALUE     MKT. VALUE
SECURITY                                          ($ x 1,000)       ($ x 1,000)
OTHER INVESTMENTS 4.7% of investments

REPURCHASE AGREEMENTS  4.7%
--------------------------------------------------------------------------------
CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.82%, issued 12/31/01,
  due 01/02/02                                        19,375            19,373
UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.75%, issued 12/11/01,
  due 01/07/02                                         5,007             5,000
                                                                      --------
                                                                        24,373


--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                See the Financial Notes, which are integral to this information.

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS


Statement of
ASSETS AND LIABILITIES
As of December 31, 2001. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                            $522,273 a
Receivables:
  Fund shares sold                                                         1,111
  Interest                                                                 1,856
Prepaid expenses                                                     +        11
                                                                     -----------
TOTAL ASSETS                                                             525,251

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                     9,701
  Dividends to shareholders                                                   12
  Investment adviser and administrator fees                                   16
  Transfer agent and shareholder service fees                                 11
Accrued expenses                                                     +        74
                                                                     -----------
TOTAL LIABILITIES                                                          9,814

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             525,251
TOTAL LIABILITIES                                                    -     9,814
                                                                     -----------
NET ASSETS                                                              $515,437

NET ASSETS BY SOURCE
Capital received from investors                                          515,438
Net realized capital losses                                                   (1)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$515,437         515,495           $1.00

a Includes illiquid restricted securities worth $10,996, or 2.11% of the fund's investments. The amortized cost for the fund's securities was $522,273.

FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO                                                 $522,273

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                    Loss amount
  2004                                                                        $1


See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $20,876

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,842 a
Transfer agent and shareholder service fees                                1,212 b
Trustees' fees                                                                21 c
Custodian and portfolio accounting fees                                      193
Professional fees                                                             24
Registration fees                                                             61
Shareholder reports                                                           44
Other expenses                                                       +         6
                                                                     -----------
TOTAL EXPENSES                                                             3,403 d

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   20,876
TOTAL EXPENSES                                                       -     3,403
                                                                     -----------
NET INVESTMENT INCOME                                                     17,473
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $17,473

a Calculated on a graduated basis as a percentage of average daily net assets: 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c    For the fund's independent trustees only.

d The investment adviser (CSIM) and the transfer agent and shareholder service agent (Schwab) guarantee to limit the operating expenses of this fund through at least April 30, 2002 to 0.73% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


                See the Financial Notes, which are integral to this information.

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS


Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/01-12/31/01    1/1/00-12/31/00
Net investment income                                 $17,473            $20,691
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 17,473             20,691

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                  $17,473            $20,691

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
Shares sold                                           494,480            519,298
Shares reinvested                                      17,392             20,585
Shares redeemed                               +      (395,387)          (462,992)
                                              ----------------------------------
NET INCREASE                                          116,485             76,891

NET ASSETS
--------------------------------------------------------------------------------

Beginning of period                                   398,952            322,061
Total increase                                +       116,485             76,891 b
                                              ----------------------------------
END OF PERIOD                                        $515,437           $398,952

a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

FINANCIAL NOTES


FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS,(TM) A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. For these funds, shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

--------------------------------------------------------------------------------
THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989

   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

--------------------------------------------------------------------------------

FINANCIAL NOTES


THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.


ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Institutional Advantage Money Fund(R) and
Schwab Retirement Money Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 8, 2002

FUND TRUSTEES (unaudited)

A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report.

Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are the "interested trustees" listed in the first table. The "independent trustees" in the third table are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

Each of the SchwabFunds (of which there were 44 as of 12/31/01) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST


                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB       Chair. Trustee:             Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                 Family of Funds, 1989;      Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                        Investments, 1991;          Charles Schwab Investment Management, Inc.; Chair, Schwab Retirement
                        Capital Trust, 1993;        Plan Services, Inc.; until 7/01 Director, The Charles Schwab Trust Co.;
                        Annuity Portfolios, 1994    Director, U.S. Trust Corp.; until 1/99, Chair, Director, Mayer &
                            .                       Schweitzer, Inc. (securities brokerage subsidiary of The Charles Schwab
                                                    Corp.); Director, The Gap, Inc. (clothing retailer), Audiobase, Inc.
                                                    (Internet audio solutions), Vodafone AirTouch PLC (telecom), Siebel
                                                    Systems (software), Xign, Inc. (electronic payment systems).

-------------------------------------------------------------------------------------------------------------------------------
JOHN P. COGHLAN         President, CEO.             Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, Enterprise
5/6/51                  Trustee: 2000               President, Retirement Plan Services, Services for Investment Managers,
                        (all trusts).               Charles Schwab & Co., Inc.; CEO, Director, Charles Schwab Investment
                                                    Management, Inc.; President, CEO, Director, The Charles Schwab Trust
                                                    Co.; President, Director, Schwab Retirement Technologies, Inc.;
                                                    Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                    Schwab Worldwide Funds PLC, Performance Technologies, Inc., Schwab
                                                    Retirement Plan Services, Inc.

-------------------------------------------------------------------------------------------------------------------------------
JEREMIAH H. CHAFKIN     EVP, COO. Trustee:          EVP, Asset Management Products and Services, Charles Schwab &
5/9/59                  2000 (all trusts).          Co., Inc.; President, COO, Charles Schwab Investment Management,
                                                    Inc.; Director, Charles Schwab Asset Management (Ireland) Ltd.,
                                                    Charles Schwab Worldwide Funds PLC; until 9/99, Senior Managing
                                                    Director, Bankers Trust Co.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal        SVP, CFO, Charles Schwab Investment Management, Inc.; VP, The
3/7/51                  Financial Officer.          Charles Schwab Trust Co.; 1994-96, Controller, Robertson Stephens
                                                    Investment Management, Inc.

-------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment       SVP, Chief Investment Officer, Charles Schwab Investment
4/5/55                  Officer.                    Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                    Trust Co.

-------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary.                  SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                             Investment Management, Inc.; until 6/98, San Francisco Branch
                                                    Chief in Enforcement, U.S. Securities and Exchange Commission.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES


NAME AND BIRTHDATE      TRUSTEE SINCE                    MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
---------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;           CEO, Dorward & Associates (management, marketing, marketing
                        Investments, 1991;               9/23/31  consulting); 1996-99, EVP, Managing Director, Grey Advertising.
                        Capital Trust, 1993;
                        Annuity Portfolios,  1994.

---------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;           Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;               services and investment advisory firm.).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

---------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;           Managing Partner, D.R. Stephens & Co. (investments); until 1996,
6/28/38                 Investments, 1991;               Chair, CEO, North American Trust (real estate investment).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

---------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;           Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;               investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

---------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).               Special Advisor to the President, Stanford University; 1996-2000 VP,
8/13/60                                                  Business Affairs, CFO, Stanford University; until 2/96, CFO, Eureka Bank;
                                                         CFO, COO, America First Eureka Holdings, Inc. (holding company); Director,
                                                         America First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                         (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                         (research), LookSmart, Ltd. (internet infrastructure), PMI Group, Inc.
                                                         (mortgage insurance), Lucile Packard Children's Hospital.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES CONTINUED

NAME AND BIRTHDATE     TRUSTEE SINCE        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER      2000 (all trusts).   Co-CEO, Aphton Corp (bio-pharmaceuticals); until 8/98, Dean, Haas
11/22/41                                    School of Business, University of California, Berkeley; Director,
                                            Solectron Corp. (manufacturing), Tenera, Inc. (services and software),
                                            Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Digital Microwave Corp. (network equipment).

-----------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH        2000 (all trusts).   Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                     Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                            (investments--Netherlands), Cooper Industries (electrical products);
                                            Member, audit committee, Northern Border Partners, L.P., (energy).

GLOSSARY

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.


--------------------------------------------------------------------------------
PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES      Adjustable convertible extendable security
BAN       Bond anticipation note
COP       Certificate of participation
GAN       Grant anticipation note
GO        General obligation
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDRB      Industrial Development Revenue Bond
M/F       Multi-family
RAN       Revenue anticipation note
RB        Revenue bond
S/F       Single-family
TAN       Tax anticipation note
TECP      Tax-exempt commercial paper
TOB       Tender option bond
TOBP      Tender option bond partnership
TRAN      Tax and revenue anticipation note
VRD       Variable-rate demand
--------------------------------------------------------------------------------

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

NOTES

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


1  Shares of Sweep Investments(TM) may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund
Schwab MarketManager Portfolios(R)
     Small Cap Portfolio
     International Portfolio

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios
     Growth Portfolio
     Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)


2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120-7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. REG13860-04